SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities Product development		$ 332,421	$ 139,981
Product development	$ 25,058	350,421
Accrued salaries, wages, and bonuses		1,327	8,889
Professional fees	191,446	103,968	584,810
Accrued restructuring costs			301,645
Accrued franchise taxes	3,823	261,100	22,318
Patent costs		18,000	18,000
Other accrued liabilities		15,194
Other	1,851	19,609
Total accrued expenses		732,010	$ 1,075,643
Total accrued liabilities	$ 222,178	$ 735,098